Nature of operations and reorganizations (Tables)	12 Months Ended
Dec. 31, 2022
Nature of operations and reorganizations
Summary of major subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2022, major subsidiaries, the VIE and VIE’s subsidiaries of Relx HK, the holding company of the PRC Business, were as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

Summary of consolidated financial information of the VIE and its subsidiaries

The following consolidated financial information of the VIE and its subsidiaries taken as a whole as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the consolidated financial statements of the Group as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Current assets
Cash and cash equivalents	387,410	956,918
Restricted cash	500	20,574
Short-term bank deposits, net	439,900	130,000
Receivables from online payment platforms	10,006	2,817
Short-term investments	3,621,637	2,434,864
Accounts and notes receivable, net	14,024	50,259
Inventories	589,088	130,122
Amounts due from group companies	75,769	98,515
Amounts due from related parties	1,936	5,112
Prepayments and other current assets, net	412,405	80,267
Total current assets	5,552,675	3,909,448
Non‑current assets
Property, equipment and leasehold improvement, net	142,657	75,780
Intangible assets, net	6,000	4,718
Long-term investments, net	12,000	8,000
Deferred tax assets, net	20,751	54,736
Right-of-use assets, net	174,584	57,261
Long-term bank deposits, net	39,987	1,167,325
Other non-current assets, net	48,557	10,871
Total non-current assets	444,536	1,378,691
Total assets	5,997,211	5,288,139
Current liabilities
Accounts and notes payable	1,288,845	268,761
Contract liabilities	286,651	3,829
Salary and welfare benefits payable	107,614	53,438
Taxes payable	590,718	93,700
Accrued expenses and other current liabilities	304,594	132,762
Amounts due to group companies	173,207	261,729
Amounts due to related parties	—	423
Lease liabilities - current portion	80,319	36,905
Total current liabilities	2,831,948	851,547
Non-current liabilities
Deferred tax liabilities	4,513	8,653
Lease liabilities - non-current portion	102,830	30,593
Total non-current liabilities	107,343	39,246
Total liabilities	2,939,291	890,793

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Third-party revenues	3,819,712	8,520,978	5,330,992
Inter-group revenues (a)	—	—	4,533
Third-party cost of revenues	(2,292,153)	(4,848,190)	(2,965,169)
Inter-group cost of revenues (b)	—	—	(144)
Excise tax on products	—	—	(52,668)
Third-party operating expenses	(1,513,892)	(1,182,492)	(713,520)
Inter-group operating expenses (c)	—	(122,568)	(459,549)
Other (expenses)/income	(186,529)	(367,311)	132,736
Net (loss)/income	(172,862)	2,000,417	1,277,211
(a)

Starting from 2022, the consolidated VIE and its subsidiaries provide operation services to entities within the Group with an amount of RMB4,533. The inter-group service revenue is eliminated at the consolidated level.

(b)

Starting from 2022, the entities within the Group sell products to the consolidated VIE, the inter-group cost of revenue was RMB144. The inter-group cost of revenues is eliminated at the consolidated level.

(c)

The subsidiaries of the Group and the primary beneficiary of the consolidated VIE provide operation supporting services to entities within the Group. For the years ended December 31, 2020, 2021 and 2022, the service fees charged by other group companies to the consolidated VIE were nil, RMB122,568 and RMB459,549. The inter-group service charge is eliminated at the consolidation level.

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Net cash used in operating activities with group company	—	—	(512,685)
Other operating activities	2,576,363	1,842,887	641,865
Net cash provided by operating activities	2,576,363	1,842,887	129,180

Loans to group companies	(179,027)	(96,058)	(450,769)
Repayment of loans from group companies	—	191,620	342,000
Other investing activities	(1,517,078)	(2,755,324)	343,317
Net cash (used in)/provided by investing activities	(1,696,105)	(2,659,762)	234,548

Borrowings under loans from group companies	33,507	—	390,358
Repayment of borrowings under loans from group companies	(176,021)	—	(164,408)
Other financing activities	(298)	(10,785)	(763)
Net cash (used in)/provided by financing activities	(142,812)	(10,785)	225,187